Document and Entity Information	Aug. 26, 2026
Cover [Abstract]
Entity Registrant Name	Getaround, Inc
Amendment Flag	false
Entity Central Index Key	0001839608
Document Type	8-K
Document Period End Date	Aug. 26, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40152
Entity Tax Identification Number	85-3122877
Entity Address, Address Line One	124 Washington Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Foxboro
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02035
City Area Code	(508)
Local Phone Number	543-1720
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false